Leases - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Cash outflow - principal elements	€ 15.4	€ 11.9	€ 15.2